Business Combinations (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Schedule of allocation of the purchase consideration to the fair value of the assets acquired and liabilities assumed
The following table summarizes the preliminary allocation of the purchase consideration to the fair value of the assets acquired and liabilities assumed:

(In millions)
Goodwill	$1,600
Customer lists and user base	426
Marketing related	102
Developed technology	121
All other	1
Total intangibles	$650
Cash	103
Funds receivable and customer accounts	47
Funds payable and amounts due to customers	(47)
Deferred tax liabilities, net	(118)
Other net liabilities	(53)
Total purchase consideration	$2,182